Investments in equity-accounted Investees (Details 2) - Associates [member] - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments in equity-accounted Investees [Line Items]
The Company's share of profits of associates	$ 307,992	$ 251,699	$ 18,644
The Company's share of other comprehensive loss of associates	(15,477)	(62,084)	(29,460)
The Company's share of total comprehensive income (loss) of associates	$ 292,515	$ 189,615	$ (10,816)